Financial Risk Management and Fair Values of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Schedule of Financial instruments by Category	Financial instruments by category
	December 31, 2024	June 30, 2025
Financial assets
Financial assets at fair value through other comprehensive income
Designation of equity instruments	$148,925	$161,485
Financial assets at amortized cost
Cash and cash equivalents	3,646,756	1,614,272
Financial assets at amortized cost	591,457	968,611
Notes receivable	—	26,380
Accounts receivable	8,241,352	4,935,241
Other receivables	172,695	220,710
Refundable deposits	995,358	1,129,439
	$13,796,543	$9,056,138
	December 31, 2024	June 30, 2025
Financial liabilities
Financial liabilities at fair value through profit or loss
Financial liabilities designated as at fair value through profit or loss (including current portion)	$9,300,087	$5,330,158
Financial liabilities at amortized cost
Short-term borrowings	1,075,904	2,663,939
Financial liabilities at amortized cost	1,829,826	2,047,782
Notes payable	127,063	—
Accounts payable (including related parties)	4,898,806	3,268,584
Other payables (including related parties)	9,880,354	7,607,991
Long-term borrowings (including current portion)	9,031,195	9,773,506
Guarantee deposits	250,869	465,569
	$36,394,104	$31,157,529
Lease liabilities (including current portion)	$5,003,553	$4,922,136

Schedule of Foreign Currencies Materially Affected by Exchange Rate	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected- by the exchange rate fluctuations is as follows:
	December 31, 2024
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	$233,681	32.79	$233,681
JPY:NTD	200,039	0.2099	1,281
HKD:NTD	347	4.22	45
Financial liabilities
Monetary items
USD:NTD	$55,722	32.79	$55,722
USD:JPY	546,898	156.22	546,898
	June 30, 2025
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	241,747	29.30	241,747
JPY:NTD	535,119	0.2034	3,715
HKD:NTD	347	3.732	44
Financial liabilities
Monetary items
USD:NTD	58,244	29.30	58,244
USD:JPY	873,117	144.05	873,117

Schedule of Sensitivity Analysis	Analysis of foreign currency market risk arising from significant foreign exchange variations:
	Year ended December 31, 2024
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$2,337	$—
JPY:NTD	1%	13	—
HKD:NTD	1%	—	—
Financial liabilities
Monetary items
USD:NTD	1%	$557	$—
USD:JPY	1%	5,469	—
	Six months ended June 30, 2025
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$2,417	$—
JPY:NTD	1%	37	—
HKD:NTD	1%	—	—
Financial liabilities
Monetary items
USD:NTD	1%	$582	$—
USD:JPY	1%	8,731	—

Schedule of Contract Assets and Accounts Receivable	As of December 31, 2024 and June 30, 2025 the loss rate methodologies are as follows:
	December 31, 2024
	Contract assets	Accounts receivable
Expected loss rate	—	3.0%
Total carrying amount	$3,980,380	$8,241,352
Loss allowance	—	247,536
	June 30, 2025
	Contract assets	Accounts receivable
Expected loss rate	—	5.6%
Total carrying amount	$1,626,222	$4,935,241
Loss allowance	—	277,021
	2024
	Contract assets	Accounts receivable
January 1	$—	$65,938
Impairment loss	—	67,291
Exchange difference	—	(4,627)
June 30	$—	$128,602
	2025
	Contract assets	Accounts receivable
January 1	$—	$247,536
Impairment loss	—	—
Exchange difference	—	29,485
June 30	$—	$277,021

Schedule of Non-Derivative Financial Liabilities
	December 31, 2024
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Non-derivative financial liabilities
Short-term borrowings	$1,075,904	$—	$—	$—	$1,075,904
Long-term borrowings	4,400,252	3,238,512	440,561	1,607,055	9,686,380
Lease liabilities	955,124	1,250,681	1,242,693	1,812,926	5,261,424
Guarantee deposits	250,869	—	—	—	250,869
Financial liabilities at amortized cost	27,438	1,017,978	866,718	—	1,912,134
	$6,709,587	$5,507,171	$2,549,972	$3,419,981	$18,186,711
	June 30, 2025
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Non-derivative financial liabilities
Short-term borrowings	$2,663,939	$—	$—	$—	$2,663,939
Long-term borrowings	5,227,191	3,086,340	454,723	1,692,696	10,460,950
Lease liabilities	831,319	679,255	2,021,523	1,629,170	5,161,267
Guarantee deposits	465,569	—	—	—	465,569
Financial liabilities at amortized cost	303,255	1,131,129	690,288	—	2,124,672
	$9,491,273	$4,896,724	$3,166,534	$3,321,866	$20,876,397

Schedule of Related Information of Natures of Assets and Liabilities	The related information of natures of the assets and liabilities are as follows:
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Recurring fair value measurements
Financial assets at fair value through other comprehensive income
– Unlisted common stocks	$—	$6,401	$108,774	$115,175
– Unlisted preferred stocks	—	—	33,750	33,750
	$—	$6,401	$142,524	$148,925
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
– Warrants	$(824,797)	$—	$—	$(824,797)
– Contingent considerations	—	(1,374,290)	—	(1,374,290)
– Convertible promissory note	—	—	(7,101,000)	(7,101,000)
	$(824,797)	$(1,374,290)	$(7,101,000)	$(9,300,087)
	June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Recurring fair value measurements
Financial assets at fair value through other comprehensive income
– Unlisted common stocks	$—	$6,942	$117,964	$124,906
– Unlisted preferred stocks	—	—	36,579	36,579
	$—	$6,942	$154,543	$161,485
	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
– Warrants	$(185,158)	$—	$—	$(185,158)
– Contingent considerations	—	—	—	—
– Convertible promissory note	—	—	(5,145,000)	(5,145,000)
	$(185,158)	$—	$(5,145,000)	$(5,330,158)

Schedule of Table Shows Movements of Level 3 for years	The following table shows the movements of Level 3 for the six months ended June 30, 2024 and 2025:
	2024
	Debt instruments	Compound instruments	Equity instruments	Derivative instrument	Total
January 1	$(60,664)	$—	$109,630	$40,071	$89,037
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(4,146)	—	—	—	(4,146)
Issued convertible promissory note	(1,475,471)	—	—	—	(1,475,471)
Effect of exchange rate changes	2,281	—	(13,250)	(4,855)	(15,824)
June 30	$(1,538,000)	$—	$96,380	$35,216	$(1,406,404)
	2025
	Hybrid instruments	Equity instruments	Total
January 1	$(7,101,000)	$142,524	$(6,958,476)
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(421,615)	—	(421,615)
Issued convertible promissory note	(50,000)	—	(50,000)
Converted into ordinary stock	1,329,937	—	1,329,937
Settled in the period	1,097,678	—	1,097,678
Effect of exchange rate changes	—	12,019	12,019
June 30	$(5,145,000)	$154,543	$(4,990,457)

Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement	The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:
	Fair value as of December 31, 2024	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
Non-derivative equity instrument:
Unlisted common stocks	108,774	Market method	Volatility	39%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	32% – 39%	The higher the discount rate for lack of marketability, the lower the fair value
Unlisted Preferred stocks	3,845	Cost method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	26%	The higher the discount rate for lack of marketability, the lower the fair value
	29,905	Market method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	12% – 24%	The higher the discount rate for lack of marketability, the lower the fair value
	Fair value as of December 31, 2024	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
Hybrid instrument:
Senior Secured Convertible Note	4,271,000	Convertible bond evaluation model	Discount rate	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%	The higher the discount rate, the lower the fair value
Promissory Note	2,830,000	Non-tradable shares valuation model	Volatility	60%	The higher the volatility, the lower the fair value
	Fair value as of June 30, 2025	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
Non-derivative equity instrument:
Unlisted common stocks	117,964	Market method	Volatility	39%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	32% – 39%	The higher the discount rate for lack of marketability, the lower the fair value
Unlisted Preferred stocks	4,148	Cost method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	26%	The higher the discount rate for lack of marketability, the lower the fair value
	32,431	Market method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	12% – 24%	The higher the discount rate for lack of marketability, the lower the fair value
Hybrid instrument:
Senior Secured Convertible Note	2,265,000	Convertible bond evaluation model	Discount rate	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%	The higher the discount rate, the lower the fair value
Promissory Note	2,880,000	Non-tradable shares valuation model	Volatility	60%	The higher the volatility, the lower the fair value

Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities	The following is the effect of profit or loss or of other comprehensive income from financial assets and liabilities categorized within Level 3 if the inputs used to valuation models have changed:
			December 31, 2024
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$—	$—	$31	$28
	Discount for lack of marketability	±1%	—	—	782	782
Unlisted Preferred stocks	Volatility	±1%	—	—	112	115
	Discount for lack of marketability	±1%	—	—	403	403
			$—	$—	$1,328	$1,328
Financial liabilities:
Convertible promissory note	Discount rate	±1%	$25	$13	$—	$—
			$25	$13	$—	$—
			June 30, 2025
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$—	$—	$31	$29
	Discount for lack of marketability	±1%	—	—	799	799
Unlisted Preferred stocks	Volatility	±1%	—	—	115	117
	Discount for lack of marketability	±1%	—	—	411	404
			$—	$—	$1,356	$1,349
Financial liabilities:
Convertible promissory note	Discount rate	±1%	$13	$3	$—	$—
			$13	$3	$—	$—